EQUITY - Capital reserves (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 12, 2015	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Cancelation of treasury shares according to the Special Shareholders' Meeting (SGM) of 3/12/15 (in shares)	2,332,686
Preferred shares
EQUITY
Transfer of lawsuits concerning judicial proceedings (in shares)		62	62
Other capital reserves
EQUITY
Excess of value in the issue or capitalization		R$ 2,735,930	R$ 2,735,930
Cancelation of treasury shares according to the Special Shareholders' Meeting of 3/12/15		(112,107)	(112,107)
Direct costs on capital increase (net of taxes) according to the Special Shareholders Meeting of 04/30/15		(62,433)	(62,433)
Incorporation of shares of GVTPart		(1,188,707)	(1,188,707)
Effects of the acquisition		2	2
Total		1,190,209	1,238,278
Special goodwill reserve
EQUITY
Tax benefit generated by merger		63,074	63,074
Telefonica Data S.A. (TData) | Other capital reserves
EQUITY
Effects of the acquisition		(59,029)	(59,029)
Terra Networks | Other capital reserves
EQUITY
Effects of the acquisition		76	10
Lemontree and GTR and Tglog | Other capital reserves
EQUITY
Effects of the acquisition		(75,388)	R$ (75,388)
Telefnica Infraestrutura e Segurana Ltda | Other capital reserves
EQUITY
Effects of the acquisition		R$ (48,135)